Critical Accounting Estimates	12 Months Ended
Dec. 31, 2024
Critical accounting estimates [Abstract]
Critical Accounting Estimates

NOTE 2. CRITICAL ACCOUNTING ESTIMATES
The preparation of consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the accounting standards to define the Group’s accounting policies.
Additionally, conditions related to non-financial assets are monitored to determine if they require a review of the remaining depreciation period, or if they indicate an impairment in value that can not be recovered.
The Group has identified the following areas involving a greater degree of judgment or complexity, or areas where the assumptions and estimates are significant to the consolidated financial statements, and which are essential to understand the underlying accounting/financial reporting risks.
a.    FAIR VALUE OF LEVEL 3 FINANCIAL INSTRUMENTS
The fair value of financial instruments classified as level 3 are not listed in active markets and is therefore determined by using valuation techniques. The valuation of level 3 financial instruments involves one or more inputs which are unobservable and significant to their fair value measurement. The Group uses valuation models and unobservable inputs, including projected cash flows, discount rates and volatilities and correlations relating to interest rates and spreads, to estimate the fair value of level 3 financial instruments. These valuation techniques require management to make significant estimates and judgments.
b.    VALUATION OF THE EXPECTED CREDIT LOSS ALLOWANCE
The Group records the allowance for loan losses under the expected credit losses (ECL) method included in IFRS 9. The most significant judgments of the model relate to making assumptions about macroeconomic scenarios to determine the forward looking factor. A high degree of uncertainty is involved in making estimations using assumptions that are highly subjective and very sensitive to the risk factors.
c.    IMPAIRMENT OF NON-FINANCIAL ASSETS AND PROPERTY, PLANT AND EQUIPMENT
Intangible assets with finite useful lives and property, plant and equipment are amortized or depreciated on a straight-line basis during their estimated useful life. The Group monitors the conditions related to these assets to determine whether the events and circumstances require a review of the remaining amortization or depreciation term, and whether there are factors or circumstances indicating impairment in the value of the assets that cannot be recovered.
The Group has applied judgment to identify impairment indicators for property, plant and equipment and intangible assets. Grupo Galicia has determined impairment indicators for its real estate assets this year due to a decrease in their market value and has recorded an impairments loss of Ps.20,740,314 for certain properties not assigned to its main operations, included in the “Other non-financial assets” and “Property, plant and equipment” lines of the consolidated statement of financial position. At the end of this year, the carrying amounts did not exceed their recoverable value, determined as the higher of their fair value less costs to sell and their value in use.
d.    INCOME TAX AND DEFERRED TAX
Significant judgment is required when determining current and deferred tax assets and liabilities. The current income tax is accounted according to the amounts expected to be paid; while deferred income tax is accounted on the basis of temporary differences between carrying amount of assets and liabilities and their tax base, at the rates expected to be in force at the time of their reversal.
A deferred tax asset is recognized when future taxable income is expected to exist to offset such temporary differences, based on Management’s assumptions about the amounts and timing of such future taxable income. Actual results may differ from these estimates, for instance, changes in the applicable tax laws or the outcome of the final review of the tax returns by the tax authorities and tax courts.
Future taxable income and the number of tax benefits likely to be available in the future are based on a medium-term business plan prepared by management, on the basis of expectations which are deemed reasonable.
e.    PURCHASE PRICE ALLOCATION IN THE BUSINESS COMBINATION PROCESS OF GGAL HOLDINGS S.A.
IFRS 3 "Business Combinations" establishes the purchase method as the methodology for accounting for business acquisitions. Under this method, the Company's assets acquired and liabilities assumed are measured at fair value. In estimating the fair value of an asset or liability, the Company uses market-observable data to the extent available. When Level 1 data are unavailable, the Company estimates the fair value of an asset or liability by converting future amounts (e.g., cash flows or income and expenses) to a single present value (i.e., discounted). Detailed information regarding the valuation techniques and assumptions used to determine the fair value of various assets and liabilities is disclosed in Note 15.3. Management's cash flow projections for the acquired intangible assets involve significant judgments and estimates such as discount rates, revenue growth rates and attrition rates for the various identified intangibles.